NET LOSS PER SHARE - Summary of computation of basic and diluted net income/(loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares -basic	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-basic	163,118,684	163,118,684	171,412,125	173,725,790
Net loss per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (1.98)	$ (0.28)	¥ (6.12)	¥ (0.04)
Denominator:
Weighted average ordinary shares basic outstanding	163,118,684	163,118,684	171,412,125	173,725,790
Effect of potentially diluted stock options	0	0	0	0
Effect of potentially diluted RSUs	0	0	0	0
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-diluted	163,118,684	163,118,684	171,412,125	173,725,790
Net loss per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (1.98)	$ (0.28)	¥ (6.12)	¥ (0.04)